Restructuring Charges	12 Months Ended
Dec. 31, 2012
Restructuring Charges

14 Restructuring Charges

The provision for restructuring relates to the estimated costs of initiated restructurings that have been approved by Management. When such plans require discontinuance and/or closure of lines of activities, the anticipated costs of closure or discontinuance are recorded at fair value when the liability has been incurred. The Company determines the fair value based on discounted projected cash flows in the absence of other observable inputs such as quoted prices. The restructuring liability includes the estimated cost of termination benefits provided to former or inactive employees after employment but before retirement, costs to terminate leases and other contracts, and selling costs associated with assets held for sale and other costs related to the closure of facilities. One-time employee termination benefits are recognized ratably over the future service period when those employees are required to render services to the Company, if that period exceeds 60 days or a longer legal notification period. However, generally, employee termination benefit are covered by a contract or an ongoing benefit arrangement and are recognized when it is probable that the employees will be entitled to the benefits and the amounts can be reasonably estimated. At each reporting date, we evaluate our restructuring liabilities, which consist primarily of severance and benefits, to ensure that our accruals are still appropriate.

The most significant projects for restructuring in 2012

In 2012 we announced a cost savings and restructuring initiative, designed to improve operational efficiency and to competitively position the Company for sustainable growth. We recorded a restructuring charge of $90 million in 2012 associated with this initiative classified within the statement of operations under cost of goods sold of $17 million, mainly relating to the consolidation of MOS technologies from our German fabrication facility in Hamburg to the Company’s 8-inch Dutch facility in Nijmegen, and selling, general and administrative of $52 million and research and development of $21 million, to consolidate resources. This charge primarily relates to a worldwide workforce reduction of approximately 650 employees, with the majority of the headcount reductions in Europe and the U.S. The restructuring liabilities of $90 million recognized for this initiative are reflected within current liabilities ($64 million) and non-current liabilities ($26 million) as of December 31, 2012 and primarily relate to severance and employee benefit related costs. The OPEX Reduction Program is expected to be completed mid 2015.

The most significant projects for restructuring in 2011

In 2011 NXP undertook restructuring actions which include:

•	the future closure of ICN 4 wafer fabrication facilities in Nijmegen, the Netherlands.

•	actions to lower headcount, primarily in locations within Europe.

The ICN 6 wafer fabrication facility in Nijmegen is expected to be closed in 2013.

The most significant projects for restructuring in 2010

There were no new restructuring projects in 2010. In 2010 the restructuring charges mainly related to the divestment of a major portion of our former Home business.

The following table presents the changes in the position of restructuring liabilities in 2012 by segment:

	Balance January 1, 2012	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2012
HPMS	59	27	(4)	(2)	—	80
SP	4	17	(3)	(1)	1	18
Manufacturing Operations	20	4	(6)	—	(9)	9
Corporate and Other	16	55	(16)	(1)	9	63

	99	103	(29)	(4)	1	170

(1)	Other changes primarily related to translation differences and internal transfers

The total restructuring liability as of December 31, 2012 of $170 million is classified in the balance sheet under current liabilities ($138 million) and non-current liabilities ($32 million).

The following table presents the changes in the position of restructuring liabilities in 2011 by segment:

	Balance January 1, 2011	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2011
HPMS	24	43	(3)	(2)	(3)	59
SP	1	4	(1)	—	—	4
Manufacturing Operations	44	11	(30)	(3)	(2)	20
Corporate and Other	28	8	(20)	(3)	3	16

	97	66	(54)	(8)	(2)	99

(1)	Other changes primarily related to translation differences.

The total restructuring liability as of December 31, 2011 of $99 million is classified in the balance sheet under current liabilities ($47 million) and non-current liabilities ($52 million).

Releases of restructuring liabilities of $4 million were recorded in 2012 (2011: $8 million; 2010: $40 million), primarily attributable to lower severance payments due to attrition and employees that were transferred to other positions in NXP, who were originally expected to be laid off.

The utilization of the restructuring liabilities mainly reflects the execution of ongoing restructuring programs the Company initiated in earlier years.

The components of restructuring charges less releases recorded in the liabilities in 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Personnel lay-off costs	101	66	5
Impairment of assets	—	—	2
Lease and Contract Terminations	2	—	—
Release of provisions/accruals	(4)	(8)	(40)

Net restructuring charges	99	58	(33)

The following table summarizes the significant activity within, and components of, the Company’s restructuring obligations:

	Personnel lay-off costs	Lease and Contract Terminations	Total
Balance at December 31, 2010	87	10	97
Expense	58	—	58
Utilized 1)	(45)	(9)	(54)
Other changes 2)	(2)	—	(2)

Balance at December 31, 2011	98	1	99
Expense	97	2	99
Utilized 1)	(29)	—	(29)
Other changes 2)	1		1

Balance at December 31, 2012	167	3	170

1)	Represents cash payments.
2)	Other changes primarily related to translation differences.

The restructuring charges less releases recorded in operating income are included in the following line items in the statement of operations:

	2012	2011	2010
Cost of revenue	18	24	(14)
Selling, general and administrative	59	15	(10)
Research & development	22	19	(9)

Net restructuring charges	99	58	(33)

In addition, restructuring related costs (excluding product transfers) of $12 million were directly charged to operating income in 2012 (2011: $32 million; 2010: $53 million), and included in the following line items:

	2012	2011	2010
Cost of revenue	5	13	26
Selling, general and administrative	8	16	30
Research & development	—	3	2
Other income and expenses	(1)	—	(5)

	12	32	53

The details by segment were as follows:

	2012	2011	2010
HPMS	(1)	2	—
SP	3	2	4
Manufacturing Operations	3	4	23
Corporate and Other	7	24	27
Divested Home activities	—	—	(1)

	12	32	53

In total, restructuring charges less releases and restructuring related costs charged to operating income for 2012 amounted to $111 million (2011: $90 million; 2010: $20 million).